CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	Dec. 31, 2022 USD ($) shares
Monterey Capital Acquisition Corporation | Rights
Warrants, transaction costs | $	$ 406,736
Monterey Capital Acquisition Corporation | Class A common stock
Common stock, shares outstanding | shares	9,338,000
Monterey Capital Acquisition Corporation | Class A common stock not subject to possible redemption
Common stock, shares outstanding | shares	138,000
Monterey Capital Acquisition Corporation | Class A common stock not subject to possible redemption | Public Warrants
Warrants, transaction costs | $	$ 152,515
Monterey Capital Acquisition Corporation | Class A common stock not subject to possible redemption | Rights
Shares subject to possible redemption, transaction costs | $	$ 8,139,659
Monterey Capital Acquisition Corporation | Class B common stock
Common stock, shares outstanding | shares	2,300,000